FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of exposure to foreign exchange rate risk

	As of 31 December 2023
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	4,368,356	3,185	88	54	4,371,683
Financial investments	1,722,744	—	—	—	1,722,744
Trade receivables and due from related parties	41,463	3,494	—	—	44,957
Other current assets	2,486	—	—	—	2,486

Total assets	6,135,049	6,679	88	54	6,141,870

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,232,394)	(10,302)	(358)	(32)	(1,243,086)
Provisions	(52,976)	—	—	—	(52,976)

Total liabilities	(1,285,370)	(10,302)	(358)	(32)	(1,296,062)

Net foreign currency position	4,849,679	(3,623)	(270)	22	4,845,808

	As of 31 December 2022
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	4,684,672	493	3	40	4,685,208
Trade receivables and due from related parties	25,827	2,262	—	250	28,339
Other current assets	2,104	—	—	—	2,104

Total assets	4,712,603	2,755	3	290	4,715,651

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,401,150)	(21,509)	(219)	(15)	(1,422,893)
Short term provisions	(429,027)	—	—	—	(429,027)

Total liabilities	(1,830,177)	(21,509)	(219)	(15)	(1,851,920)

Net foreign currency position	2,882,426	(18,754)	(216)	275	2,863,731

Schedule of expected credit loss from trade receivables

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than 12
31 December 2023	Not due	months	months	months	months	Total
Trade receivables	2,240,022	74,621	14,044	11,312	33,276	2,373,275
Expected credit loss	12,944	1,114	5,027	9,749	33,276	62,110

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than 12
31 December 2022	Not due	months	months	months	months	Total
Trade receivables	1,051,484	2,605	2,244	4,103	34,020	1,094,456
Expected credit loss	3,488	186	1,111	3,643	33,784	42,212

Schedule of liquidity risk arising from financial liabilities

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2023	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	10,562,999	10,780,172	10,284,474	495,698	—
Lease liabilities	276,393	368,354	66,260	129,290	172,804
Bank borrowings	186,281	188,376	179,618	5,809	2,949
Wallet deposits	188,412	188,412	188,412	—	—
Due to related parties	4,638	4,638	4,638	—	—
	11,218,723	11,529,952	10,723,402	630,797	175,753

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2022	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	9,699,421	9,726,123	9,726,123	—	—
Lease liabilities	432,309	538,667	78,715	216,571	243,381
Bank borrowings	39,501	47,833	9,377	18,018	20,438
Wallet deposits	187,006	187,006	187,006	—	—
Due to related parties	9,192	9,192	9,192	—	—
	10,367,429	10,508,821	10,010,413	234,589	263,819

Schedule of net debt to equity ratios

	2023	2022

Net debt/(cash) (Note 25)	(5,037,326)	(8,205,145)
Total equity	3,302,779	3,365,798

Net debt/(net cash) to equity ratio	(153)%	(244)%